FINANCIAL HIGHLIGHTS (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020
Per Share Data (1)
Net asset value at beginning of period	$ 1.02	$ 0.87	$ 0.77	$ 1.08	$ 0.91
Net investment gain (loss)	(0.06)	(0.05)	(0.05)	0.12	0.05
Net realized and unrealized gains (losses)	0.00	0.20	0.11	0.24	0.18
Provision for income taxes	0.00	0.00	0.00	(0.10)	(0.02)
Stock based compensation	0.00	0.00	0.00	0.00	(0.01)
Repurchase of common stock	0.00	0.00	0.04	0.00	0.02
Payment of common stock dividend	(0.05)	(0.00)	(0.00)	(0.10)	(0.05)
Net asset value at end of period	0.91	1.02	0.87	1.24	1.08
Ratio / Supplemental Data
Per share market value of investments at end of period	$ 0.16	$ 0.90	$ 0.65	$ 1.31	$ 0.62
Shares outstanding at end of period	11,067,402	11,067,402	11,067,402	10,790,413	10,785,913
Average weighted shares outstanding for the period	11,067,402	11,067,402	11,863,392	10,789,294	10,869,054
Net assets at end of period	$ 10,068,533	$ 11,278,889	$ 9,629,215	$ 13,414,049	$ 11,640,887
Average net assets	$ 11,473,535	$ 10,341,702	$ 9,444,440	$ 13,155,207	$ 10,504,563
Total investment return	(5.88%)	17.24%	7.79%	24.07%	23.08%
Portfolio turnover rate	7.63	26.93	35.03	168.67	61.11
Ratio of operating expenses to average net assets	(7.27%)	(6.59%)	(7.30%)	(10.30%)	(7.16%)
Ratio of net investment income (loss) to average net assets	(5.86%)	(5.13%)	(5.45%)	9.89%	5.35%
Ratio of realized gains (losses) to average net assets	28.35	(5.62)	5.71	31.30	0.05